Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
September 30, 2022
NMI-NPRT3-1122
1.808781.118
Nonconvertible Bonds - 35.0%
	Principal Amount (a)	Value ($)
Argentina - 0.5%
YPF SA:
8.5% 3/23/25 (b)	10,999,375	8,698,443
8.75% 4/4/24 (b)	14,063,700	11,886,463
TOTAL ARGENTINA		20,584,906
Azerbaijan - 1.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	36,439,000	35,484,298
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	5,000,000	4,929,063
6.95% 3/18/30 (Reg. S)	11,845,000	11,432,646
TOTAL AZERBAIJAN		51,846,007
Bahrain - 1.6%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	28,868,000	28,027,941
7.625% 11/7/24 (b)	35,150,000	34,805,530
TOTAL BAHRAIN		62,833,471
Bailiwick of Jersey - 0.4%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	9,796,773	8,033,354
2.625% 3/31/36 (b)	10,620,000	8,189,348
TOTAL BAILIWICK OF JERSEY		16,222,702
Bermuda - 0.5%
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	6,260,000	5,324,130
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	11,930,000	9,931,725
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	7,000,000	4,975,688
TOTAL BERMUDA		20,231,543
Brazil - 0.2%
Natura Cosmeticos SA 4.125% 5/3/28 (b)	13,090,000	10,177,475
British Virgin Islands - 2.3%
1MDB Global Investments Ltd. 4.4% 3/9/23	86,900,000	83,114,419
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	12,435,000	10,774,150
TOTAL BRITISH VIRGIN ISLANDS		93,888,569
Canada - 0.1%
Gcm Mining Corp. 6.875% 8/9/26 (b)	4,000,000	2,925,000
MEGlobal Canada, Inc. 5% 5/18/25 (b)	3,000,000	2,931,540
TOTAL CANADA		5,856,540
Cayman Islands - 2.6%
Baidu, Inc.:
1.72% 4/9/26	9,665,000	8,520,664
2.375% 10/9/30	7,240,000	5,734,623
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	8,060,000	7,220,249
3.875% 7/18/29 (Reg. S)	21,172,000	19,038,921
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	10,930,000	10,555,648
IHS Holding Ltd. 5.625% 11/29/26 (b)	5,980,000	4,686,078
Lamar Funding Ltd. 3.958% 5/7/25 (b)	6,200,000	5,745,850
Meituan:
2.125% 10/28/25 (b)	13,535,000	11,504,750
3.05% 10/28/30 (b)	10,295,000	6,850,190
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	8,460,000	7,681,680
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	14,175,000	12,562,594
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	5,965,300	5,177,880
TOTAL CAYMAN ISLANDS		105,279,127
Chile - 0.8%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	7,740,000	6,447,420
3.15% 1/15/51 (b)	8,130,000	4,988,771
3.7% 1/30/50 (b)	14,035,000	9,274,503
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	4,050,000	2,470,500
5.125% 1/15/28 (b)	16,142,000	10,908,965
TOTAL CHILE		34,090,159
Colombia - 0.2%
Oleoducto Central SA 4% 7/14/27 (b)	8,725,000	6,752,605
Guatemala - 0.2%
CT Trust 5.125% 2/3/32 (b)	8,720,000	6,561,800
Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	5,500,000	4,187,906
Indonesia - 1.0%
PT Adaro Indonesia 4.25% 10/31/24 (b)	12,520,000	11,853,310
PT Freeport Indonesia:
4.763% 4/14/27 (b)	4,870,000	4,407,350
5.315% 4/14/32 (b)	8,260,000	6,835,150
6.2% 4/14/52 (b)	5,635,000	4,324,863
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (b)	2,675,000	2,592,744
5.45% 5/15/30 (b)	10,615,000	9,409,534
TOTAL INDONESIA		39,422,951
Ireland - 0.3%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	5,000,000	4,075,000
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	9,500,000	7,154,136
SUEK Securities DAC 3.375% 9/15/26 (b)(c)(d)	9,885,000	2,965,500
TOTAL IRELAND		14,194,636
Israel - 1.0%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	15,080,000	13,308,100
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)	11,735,000	11,558,975
6.125% 6/30/25 (Reg. S) (b)	14,560,000	13,686,400
TOTAL ISRAEL		38,553,475
Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	10,395,000	6,803,528
5.75% 4/19/47 (b)	5,240,000	3,450,540
TOTAL KAZAKHSTAN		10,254,068
Luxembourg - 1.2%
Adecoagro SA 6% 9/21/27 (b)	6,168,000	5,600,544
B2W Digital Lux SARL 4.375% 12/20/30 (b)	15,775,000	10,651,083
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	17,815,000	14,162,925
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	13,410,000	9,923,400
Millicom International Cellular SA 4.5% 4/27/31 (b)	8,640,000	6,199,200
VM Holding SA 6.5% 1/18/28 (b)	3,420,000	3,127,265
TOTAL LUXEMBOURG		49,664,417
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	15,305,000	10,950,728
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	3,770,000	3,597,573
3.75% 4/6/27 (b)	12,315,000	11,101,203
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	5,500,000	3,732,438
3.5% 4/21/30 (b)	8,990,000	8,116,846
TOTAL MALAYSIA		37,498,788
Mauritius - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)	5,500,000	4,895,000
CA Magnum Holdings 5.375% (b)(e)	8,295,000	6,926,325
HTA Group Ltd. 7% 12/18/25 (b)	5,270,000	4,589,182
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	4,995,000	4,771,162
TOTAL MAURITIUS		21,181,669
Mexico - 5.4%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)	710,000	497,133
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	5,805,000	5,173,561
Comision Federal de Electricid:
3.348% 2/9/31 (b)	2,970,000	2,137,101
4.688% 5/15/29 (b)	12,425,000	10,353,908
Petroleos Mexicanos:
4.625% 9/21/23	3,250,000	3,156,238
4.875% 1/18/24	35,888,000	34,667,808
6.5% 3/13/27	9,810,000	8,214,894
6.5% 6/2/41	11,163,000	6,388,585
6.625% 6/15/35	65,174,000	41,385,490
6.7% 2/16/32	18,989,000	13,261,918
6.875% 10/16/25	11,570,000	10,855,553
6.875% 8/4/26	2,780,000	2,493,521
6.95% 1/28/60	35,910,000	19,747,268
7.69% 1/23/50	80,500,000	49,000,350
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (c)	27,098,000	13,156,350
TOTAL MEXICO		220,489,678
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)	4,080,000	3,774,000
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)	14,540,000	10,866,833
5.125% 6/23/51 (b)	4,000,000	2,512,000
TOTAL MOROCCO		13,378,833
Multi-National - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	6,960,000	6,493,680
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	5,950,000	5,083,502
TOTAL MULTI-NATIONAL		11,577,182
Netherlands - 1.2%
Embraer Netherlands Finance BV 5.05% 6/15/25	5,500,000	5,210,563
Equate Petrochemical BV 4.25% 11/3/26 (b)	5,000,000	4,711,875
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	3,665,000	3,612,041
Metinvest BV 7.75% 4/23/23 (b)	5,616,000	3,088,800
Nostrum Oil & Gas Finance BV 8% 12/31/49 (b)(c)	42,004,000	11,091,576
Prosus NV:
3.061% 7/13/31 (b)	6,215,000	4,273,978
3.832% 2/8/51 (b)	7,355,000	4,063,638
4.193% 1/19/32 (b)	14,100,000	10,363,500
VimpelCom Holdings BV 7.25% 4/26/23 (b)	2,410,000	1,905,406
TOTAL NETHERLANDS		48,321,377
Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)	5,825,000	4,373,483
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	11,735,000	8,671,432
5.125% 8/11/61 (b)	5,020,000	3,576,123
Cable Onda SA 4.5% 1/30/30 (b)	11,160,000	8,741,768
TOTAL PANAMA		20,989,323
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	4,000,000	3,550,000
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	4,435,000	3,469,833
Qatar - 1.4%
Qatar Petroleum:
1.375% 9/12/26 (b)	12,840,000	11,182,074
2.25% 7/12/31 (b)	26,625,000	21,433,125
3.3% 7/12/51 (b)	36,535,000	25,741,191
TOTAL QATAR		58,356,390
Saudi Arabia - 2.6%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	16,675,000	14,986,656
3.5% 4/16/29 (b)	74,226,000	67,267,313
4.25% 4/16/39 (b)	14,375,000	12,254,688
4.375% 4/16/49 (b)	11,864,000	9,891,610
TOTAL SAUDI ARABIA		104,400,267
Singapore - 0.3%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	15,125,000	11,771,977
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	7,475,000	6,510,258
6.75% 8/6/23 (b)	58,428,000	55,188,898
7.125% 2/11/25 (b)	11,925,000	10,548,408
TOTAL SOUTH AFRICA		72,247,564
Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	10,455,000	6,217,484
United Arab Emirates - 0.3%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	5,885,000	4,852,550
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	5,705,000	5,027,531
3.375% 3/28/32 (Reg. S)	2,140,000	1,859,526
TOTAL UNITED ARAB EMIRATES		11,739,607
United Kingdom - 1.5%
Antofagasta PLC:
2.375% 10/14/30 (b)	15,695,000	11,496,588
5.625% 5/13/32 (b)	5,445,000	5,029,819
Endeavour Mining PLC 5% 10/14/26 (b)	6,000,000	4,731,750
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	9,060,000	7,157,400
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (c)	12,720,000	3,052,800
7.625% 11/8/26 (b)	7,055,000	1,328,545
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)	1,201,700	915,545
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	6,255,000	5,298,376
Tullow Oil PLC 10.25% 5/15/26 (b)	23,935,000	20,075,481
TOTAL UNITED KINGDOM		59,086,304
United States of America - 2.3%
Azul Investments LLP:
5.875% 10/26/24 (b)	22,223,000	16,167,233
7.25% 6/15/26 (b)	6,345,000	3,807,000
DAE Funding LLC 1.55% 8/1/24 (b)	6,275,000	5,736,919
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	38,909,000	31,905,380
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	9,455,000	8,608,778
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	16,375,000	14,356,781
5.875% 3/27/24	7,025,000	6,761,563
Stillwater Mining Co. 4% 11/16/26 (b)	8,215,000	6,768,647
TOTAL UNITED STATES OF AMERICA		94,112,301
Uzbekistan - 0.1%
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	4,640,000	3,497,400
Venezuela - 0.4%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)	152,515,000	3,050,300
5.5% 4/12/37 (c)	184,250,000	3,685,000
6% 5/16/24 (b)(c)	105,540,000	2,110,800
6% 11/15/26 (Reg. S) (c)	89,700,000	1,794,000
8.5% 10/27/20 (Reg. S) (c)	20,540,000	3,081,000
9% 12/31/49 (Reg. S) (c)	48,700,000	1,095,750
9.75% 5/17/35 (b)(c)	71,700,000	1,434,000
12.75% 12/31/49 (b)(c)	53,000,000	1,060,000
TOTAL VENEZUELA		17,310,850
TOTAL NONCONVERTIBLE BONDS (Cost $2,037,928,161)		1,417,946,667

Government Obligations - 56.3%
		Principal Amount (a)	Value ($)
Angola - 1.6%
Angola Republic:
8% 11/26/29 (b)		17,800,000	13,305,500
8.25% 5/9/28 (b)		18,775,000	14,785,313
8.75% 4/14/32 (b)		9,205,000	6,777,181
9.375% 5/8/48 (b)		13,330,000	8,964,425
9.5% 11/12/25 (b)		23,865,000	22,075,125
TOTAL ANGOLA			65,907,544
Argentina - 1.3%
Argentine Republic:
0.5% 7/9/30 (f)		78,813,473	15,762,695
1% 7/9/29		30,551,997	5,850,707
1.5% 7/9/35 (f)		65,085,665	11,813,048
3.875% 1/9/38 (f)		53,139,088	12,398,013
Buenos Aires Province 5.25% 9/1/37 (b)(f)		13,320,000	4,031,798
Provincia de Cordoba 6.875% 12/10/25 (b)		5,865,241	4,457,583
TOTAL ARGENTINA			54,313,844
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		4,690,000	4,551,645
Azerbaijan - 0.1%
Azerbaijan Republic 3.5% 9/1/32 (b)		6,255,000	5,012,992
Bahrain - 0.2%
Bahrain Kingdom 5.625% 5/18/34 (b)		9,730,000	7,552,913
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		11,985,000	11,080,882
Benin - 0.2%
Republic of Benin 4.875% 1/19/32 (b)	EUR	11,755,000	7,805,130
Bermuda - 0.5%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	4,221,061
3.375% 8/20/50 (b)		5,015,000	3,312,408
3.717% 1/25/27 (b)		7,900,000	7,343,544
5% 7/15/32 (b)		3,830,000	3,598,524
TOTAL BERMUDA			18,475,537
Brazil - 1.9%
Brazilian Federative Republic:
3.875% 6/12/30		15,660,000	12,902,861
5% 1/27/45		14,450,000	10,578,303
5.625% 1/7/41		9,434,000	7,613,828
5.625% 2/21/47		8,822,000	6,786,324
7.125% 1/20/37		8,510,000	8,458,408
8.25% 1/20/34		11,336,000	12,202,496
12.25% 3/6/30		13,881,000	18,928,479
TOTAL BRAZIL			77,470,699
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	14,070,000	9,043,198
Chile - 1.1%
Chilean Republic:
2.45% 1/31/31		31,325,000	25,016,928
2.75% 1/31/27		6,865,000	6,185,365
3.5% 1/31/34		7,100,000	5,790,050
4% 1/31/52		3,960,000	2,890,800
4.34% 3/7/42		5,555,000	4,407,893
TOTAL CHILE			44,291,036
Colombia - 2.2%
Colombian Republic:
3% 1/30/30		36,130,000	25,796,820
3.125% 4/15/31		19,000,000	13,184,813
3.875% 2/15/61		6,730,000	3,420,943
4.125% 5/15/51		6,805,000	3,631,318
4.5% 3/15/29		8,305,000	6,801,276
5% 6/15/45		34,965,000	21,280,573
5.2% 5/15/49		13,000,000	8,005,563
6.125% 1/18/41		6,410,000	4,702,536
7.375% 9/18/37		3,680,000	3,196,540
TOTAL COLOMBIA			90,020,382
Costa Rica - 0.5%
Costa Rican Republic:
5.625% 4/30/43 (b)		13,473,000	9,538,884
6.125% 2/19/31 (b)		7,000,000	6,395,375
7% 4/4/44 (b)		4,575,000	3,776,663
TOTAL COSTA RICA			19,710,922
Dominican Republic - 3.2%
Dominican Republic:
4.5% 1/30/30 (b)		29,255,000	22,943,234
4.875% 9/23/32 (b)		10,930,000	8,155,146
5.3% 1/21/41 (b)		6,000,000	4,036,125
5.875% 1/30/60 (b)		11,955,000	7,825,295
5.95% 1/25/27 (b)		24,724,000	22,928,420
6% 7/19/28 (b)		18,101,000	16,350,860
6.4% 6/5/49 (b)		6,013,000	4,300,422
6.5% 2/15/48 (b)		17,655,000	12,913,529
6.85% 1/27/45 (b)		16,129,000	12,462,677
7.45% 4/30/44 (b)		20,824,000	17,398,452
TOTAL DOMINICAN REPUBLIC			129,314,160
Ecuador - 1.0%
Ecuador Republic:
2.5% 7/31/35 (b)(f)		48,400,000	15,920,575
5.5% 7/31/30 (b)(f)		52,330,000	24,539,499
TOTAL ECUADOR			40,460,074
Egypt - 2.7%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		12,740,000	8,918,000
7.0529% 1/15/32 (b)		4,740,000	2,844,889
7.5% 1/31/27 (b)		43,624,000	33,590,480
7.6003% 3/1/29 (b)		40,319,000	28,122,503
7.903% 2/21/48 (b)		11,740,000	6,104,800
8.5% 1/31/47 (b)		34,441,000	19,071,704
8.7002% 3/1/49 (b)		22,940,000	12,617,000
TOTAL EGYPT			111,269,376
El Salvador - 0.2%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	928,664
7.1246% 1/20/50 (b)		8,578,000	2,709,040
7.625% 2/1/41 (b)		11,695,000	3,722,665
7.75% 1/24/23 (b)		1,975,000	1,787,745
TOTAL EL SALVADOR			9,148,114
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		9,000,000	7,470,000
7% 11/24/31 (b)		13,095,000	8,555,127
TOTAL GABON			16,025,127
Georgia - 0.3%
Georgia Republic 2.75% 4/22/26 (b)		15,425,000	12,957,000
Ghana - 0.6%
Ghana Republic:
7.75% 4/7/29 (b)		12,265,000	4,601,675
8.125% 1/18/26 (b)		6,566,924	3,221,076
8.125% 3/26/32 (b)		5,000,000	1,800,000
8.627% 6/16/49 (b)		12,885,000	4,673,228
10.75% 10/14/30 (b)		11,025,000	7,938,000
TOTAL GHANA			22,233,979
Guatemala - 0.5%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,500,000	2,177,031
5.25% 8/10/29 (b)		9,000,000	8,082,000
5.375% 4/24/32 (b)		5,270,000	4,595,769
6.125% 6/1/50 (b)		5,650,000	4,596,981
TOTAL GUATEMALA			19,451,781
Hungary - 0.5%
Hungarian Republic:
2.125% 9/22/31 (b)		11,240,000	7,719,070
5.25% 6/16/29 (b)		6,100,000	5,500,675
5.5% 6/16/34 (b)		6,365,000	5,371,662
TOTAL HUNGARY			18,591,407
Indonesia - 2.9%
Indonesian Republic:
3.85% 10/15/30		14,805,000	13,368,915
4.1% 4/24/28		17,280,000	16,154,640
5.125% 1/15/45 (b)		20,042,000	17,438,745
5.95% 1/8/46 (b)		6,230,000	6,038,428
6.625% 2/17/37 (b)		15,086,000	15,678,126
6.75% 1/15/44 (b)		6,465,000	6,756,636
7.75% 1/17/38 (b)		17,722,000	20,162,098
8.5% 10/12/35 (b)		19,301,000	23,351,797
TOTAL INDONESIA			118,949,385
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,608,250	5,407,614
Ivory Coast - 0.7%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	10,110,000	7,135,838
6.125% 6/15/33 (b)		8,860,000	6,713,111
6.375% 3/3/28 (b)		18,040,000	15,996,970
TOTAL IVORY COAST			29,845,919
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		4,255,000	4,410,042
7.875% 7/28/45		7,490,000	8,015,704
TOTAL JAMAICA			12,425,746
Jordan - 0.7%
Jordanian Kingdom:
4.95% 7/7/25 (b)		15,855,000	14,544,981
5.85% 7/7/30 (b)		3,945,000	3,175,725
6.125% 1/29/26 (b)		4,385,000	4,085,724
7.75% 1/15/28 (b)		6,645,000	6,287,001
TOTAL JORDAN			28,093,431
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		4,255,000	2,606,188
6.875% 6/24/24 (b)		22,265,000	18,813,925
7% 5/22/27 (b)		18,115,000	13,857,975
TOTAL KENYA			35,278,088
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (c)		8,540,000	469,700
6% 1/27/23 (c)		5,256,000	306,491
6.1% 12/31/49 (c)		22,896,000	1,293,624
6.2% 2/26/25 (Reg. S) (c)		5,669,000	321,716
6.375% 12/31/49 (c)		35,061,000	1,928,355
6.65% 11/3/28(Reg. S) (c)		3,000,000	174,938
6.75% 11/29/27 (Reg. S) (c)		3,000,000	170,250
TOTAL LEBANON			4,665,074
Mexico - 2.1%
United Mexican States:
3.25% 4/16/30		19,910,000	16,585,030
3.75% 1/11/28		18,765,000	17,235,653
4.5% 4/22/29		10,460,000	9,685,960
4.75% 4/27/32		5,375,000	4,824,063
5.75% 10/12/2110		10,595,000	8,163,448
6.05% 1/11/40		30,348,000	28,058,623
TOTAL MEXICO			84,552,777
Mongolia - 0.3%
Mongolia Government:
3.5% 7/7/27 (b)		11,175,000	7,656,104
5.125% 4/7/26 (b)		4,015,000	3,112,067
5.625% 5/1/23 (b)		1,615,000	1,461,373
TOTAL MONGOLIA			12,229,544
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		14,200,000	11,620,038
4% 12/15/50 (b)		3,385,000	1,913,160
5.5% 12/11/42 (b)		5,750,000	4,202,172
TOTAL MOROCCO			17,735,370
Nigeria - 2.0%
Republic of Nigeria:
6.125% 9/28/28 (b)		13,115,000	8,655,900
6.5% 11/28/27 (b)		20,043,000	14,355,799
7.143% 2/23/30 (b)		6,415,000	4,145,694
7.625% 11/21/25 (b)		44,437,000	37,938,089
7.625% 11/28/47 (b)		11,360,000	6,304,800
7.696% 2/23/38 (b)		3,500,000	2,065,000
7.875% 2/16/32 (b)		9,000,000	5,715,000
TOTAL NIGERIA			79,180,282
Oman - 2.6%
Sultanate of Oman:
4.75% 6/15/26 (b)		4,238,000	3,930,745
5.375% 3/8/27 (b)		18,189,000	17,006,715
5.625% 1/17/28 (b)		21,625,000	20,003,125
6% 8/1/29 (b)		11,510,000	10,646,750
6.25% 1/25/31 (b)		6,340,000	5,880,350
6.5% 3/8/47 (b)		22,890,000	17,768,363
6.75% 10/28/27 (b)		6,520,000	6,405,085
6.75% 1/17/48 (b)		30,140,000	23,998,975
TOTAL OMAN			105,640,108
Pakistan - 0.5%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		24,660,000	9,373,513
6.875% 12/5/27 (b)		5,510,000	2,039,306
8.25% 4/15/24 (b)		14,680,000	5,873,615
The Third Pakistan International Sukuk Co. Ltd. 5.625% 12/5/22 (b)		2,625,000	2,224,359
TOTAL PAKISTAN			19,510,793
Panama - 1.8%
Panamanian Republic:
2.252% 9/29/32		22,155,000	15,498,807
3.16% 1/23/30		14,515,000	11,782,551
3.298% 1/19/33		21,210,000	16,363,515
3.87% 7/23/60		17,120,000	10,135,040
4.3% 4/29/53		7,000,000	4,654,125
4.5% 5/15/47		8,025,000	5,666,653
4.5% 4/16/50		10,760,000	7,439,868
TOTAL PANAMA			71,540,559
Paraguay - 0.8%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	4,198,461
4.95% 4/28/31 (b)		21,130,000	18,756,837
5.4% 3/30/50 (b)		9,115,000	6,695,537
5.6% 3/13/48 (b)		2,315,000	1,731,620
TOTAL PARAGUAY			31,382,455
Peru - 1.8%
Peruvian Republic:
2.783% 1/23/31		40,970,000	32,437,998
3% 1/15/34		21,165,000	15,926,663
3.3% 3/11/41		33,390,000	22,955,625
TOTAL PERU			71,320,286
Qatar - 3.6%
State of Qatar:
3.75% 4/16/30 (b)		47,140,000	44,134,825
4% 3/14/29 (b)		24,755,000	23,733,856
4.4% 4/16/50 (b)		19,070,000	16,686,250
4.5% 4/23/28 (b)		10,970,000	10,805,450
4.817% 3/14/49 (b)		38,811,000	35,803,148
5.103% 4/23/48 (b)		11,510,000	11,135,925
9.75% 6/15/30 (b)		3,827,000	5,022,938
TOTAL QATAR			147,322,392
Romania - 1.1%
Romanian Republic:
3% 2/27/27 (b)		10,504,000	8,848,307
3% 2/14/31 (b)		34,824,000	24,677,157
3.375% 1/28/50 (Reg. S)	EUR	5,550,000	2,786,950
3.625% 3/27/32 (b)		10,504,000	7,564,850
TOTAL ROMANIA			43,877,264
Russia - 0.3%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)		12,600,000	5,418,000
5.1% 3/28/35(Reg. S) (c)		12,200,000	5,246,000
TOTAL RUSSIA			10,664,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		12,780,000	9,192,015
Saudi Arabia - 1.5%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	14,263,450
3.625% 3/4/28 (b)		9,976,000	9,414,850
3.75% 1/21/55 (b)		19,480,000	14,415,200
4.5% 10/26/46 (b)		14,169,000	11,937,383
4.5% 4/22/60 (b)		10,670,000	9,016,150
TOTAL SAUDI ARABIA			59,047,033
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		5,245,000	3,916,704
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		11,740,000	7,699,239
South Africa - 0.2%
South African Republic 4.85% 9/30/29		8,535,000	7,018,971
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(c)		7,315,000	1,795,169
6.825% 7/18/26 (b)(c)		4,425,000	1,109,855
7.55% 3/28/30 (b)(c)		8,530,000	2,054,131
7.85% 3/14/29 (b)(c)		24,290,000	5,894,879
TOTAL SRI LANKA			10,854,034
Tunisia - 0.1%
Tunisia Republic of 5.75% 1/30/25 (b)		4,685,000	2,778,205
Turkey - 3.4%
Turkish Republic:
4.25% 3/13/25		12,305,000	10,797,638
4.75% 1/26/26		15,150,000	12,801,750
4.875% 4/16/43		21,540,000	12,116,250
5.125% 2/17/28		14,310,000	11,054,475
5.6% 11/14/24		12,070,000	11,270,363
5.75% 3/22/24		11,335,000	10,938,275
5.75% 5/11/47		16,250,000	9,750,000
6% 3/25/27		10,000,000	8,375,000
6% 1/14/41		22,183,000	13,642,545
6.125% 10/24/28		8,780,000	6,969,125
6.35% 8/10/24		11,635,000	11,140,513
6.375% 10/14/25		11,615,000	10,453,500
7.375% 2/5/25		10,509,000	10,036,095
TOTAL TURKEY			139,345,529
Ukraine - 1.0%
Ukraine Government:
0% 8/1/41 (b)(g)		8,905,000	2,382,088
6.876% 5/21/31 (b)		7,670,000	1,380,600
7.253% 3/15/35 (b)		15,850,000	2,892,625
7.375% 9/25/34 (b)		11,640,000	2,124,300
7.75% 9/1/24 (b)		29,964,000	8,255,082
7.75% 9/1/25 (b)		43,671,000	10,153,508
7.75% 9/1/26 (b)		35,377,000	7,075,400
7.75% 9/1/27 (b)		7,275,000	1,455,000
7.75% 9/1/28 (b)		7,360,000	1,508,800
7.75% 9/1/29 (b)		10,846,000	2,250,545
9.75% 11/1/30 (b)		3,105,000	678,443
TOTAL UKRAINE			40,156,391
United Arab Emirates - 1.8%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		7,910,000	6,257,799
3.125% 4/16/30 (b)		19,140,000	17,253,514
3.125% 9/30/49 (b)		42,178,000	29,400,702
3.875% 4/16/50 (b)		12,465,000	10,052,243
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		9,635,000	6,415,103
United Arab Emirates 4.05% 7/7/32 (b)		5,420,000	5,077,185
TOTAL UNITED ARAB EMIRATES			74,456,546
United States of America - 2.9%
U.S. Treasury Bonds 2.875% 5/15/52		141,960,000	119,046,734
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		19,635,000	17,883,803
Uzbekistan - 0.5%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	5,257,700
3.9% 10/19/31 (b)		12,625,000	8,812,250
4.75% 2/20/24 (b)		6,095,000	5,734,252
TOTAL UZBEKISTAN			19,804,202
Venezuela - 1.0%
Venezuelan Republic:
6% 12/31/49 (c)		17,250,000	1,207,500
7% 3/31/38 (c)		18,925,000	1,324,750
7.65% 4/21/25 (c)		34,825,000	2,437,750
7.75% 12/31/49 (Reg. S) (c)		29,380,000	2,203,500
8.25% 10/13/24 (c)		30,860,000	2,314,500
9% 5/7/23 (Reg. S) (c)		43,195,000	3,023,650
9.25% 9/15/27 (c)		62,675,000	4,731,963
9.25% 5/7/28 (Reg. S) (c)		70,265,000	4,918,550
9.375% 1/13/34 (c)		46,005,000	3,450,375
11.75% 10/21/26 (Reg. S) (c)		65,000,000	4,875,000
11.95% 8/5/31 (Reg. S) (c)		87,250,000	6,587,375
12.75% 12/31/49 (c)		42,425,000	2,969,750
TOTAL VENEZUELA			40,044,663
Zambia - 0.1%
Republic of Zambia:
8.5% 4/14/24 (b)		2,190,000	1,042,988
8.97% 7/30/27 (b)		10,325,000	4,819,194
TOTAL ZAMBIA			5,862,182
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,411,436,322)			2,281,415,080

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Cayman Islands - 1.0%
Banco Mercantil del Norte SA 6.75% (b)(e)(g)	13,000,000	12,059,938
Cosan Overseas Ltd. 8.25% (e)	17,170,000	16,883,476
DP World Salaam 6% (Reg. S) (e)(g)	13,905,000	13,405,289
TOTAL CAYMAN ISLANDS		42,348,703
Ireland - 0.1%
Tinkoff Credit Systems 6% (b)(e)(g)	6,660,000	2,297,700
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(e)(g)	16,320,000	13,096,800
TOTAL PREFERRED SECURITIES (Cost $67,785,338)		57,743,203

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h) (Cost $233,374,744)	233,356,460	233,403,131

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $5,750,524,565)	3,990,508,081
NET OTHER ASSETS (LIABILITIES) - 1.5%	59,129,571
NET ASSETS - 100.0%	4,049,637,652

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,459,840,967 or 60.7% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	384,422,886	2,204,996,007	2,356,015,762	1,362,116	-	-	233,403,131	0.5%
Total	384,422,886	2,204,996,007	2,356,015,762	1,362,116	-	-	233,403,131

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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